Income Taxes (Details) (CAD)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income tax expense reconciliation [Abstract]
Canadian statutory federal tax rate (in hundredths)	15.00%		15.00%		15.00%
Income tax expense at the Canadian statutory federal tax rate	(654,000,000)		(538,000,000)		(549,000,000)
Income tax (expense) recovery resulting from: [Abstract]
Provincial and foreign taxes	(531,000,000)	[1]	(423,000,000)	[1]	(425,000,000)	[1]
Deferred income tax adjustments due to rate enactments	0	[2]	(24,000,000)	[2]	(35,000,000)	[2]
Gain on disposals	19,000,000	[3]	9,000,000	[3]	44,000,000	[3]
Other	(27,000,000)	[4]	(1,000,000)	[4]	(13,000,000)	[4]
Income tax expense	(1,193,000,000)		(977,000,000)		(978,000,000)
Cash payments for income taxes	722,000,000		890,000,000		289,000,000
Income before income taxes [Abstract]
Domestic	3,042,000,000		2,445,000,000		2,656,000,000
Foreign	1,318,000,000		1,144,000,000		1,002,000,000
Income before income taxes	4,360,000,000		3,589,000,000		3,658,000,000
Current income tax (expense) [Abstract]
Domestic	(522,000,000)		(404,000,000)		(314,000,000)
Foreign	(255,000,000)		(242,000,000)		(213,000,000)
Current income tax (expense) - Total	(777,000,000)		(646,000,000)		(527,000,000)
Deferred income tax (expense) [Abstract]
Domestic	(271,000,000)		(279,000,000)		(370,000,000)
Foreign	(145,000,000)		(52,000,000)		(81,000,000)
Deferred income tax (expense) - Total	(416,000,000)		(331,000,000)		(451,000,000)
Deferred income tax assets [Abstract]
Pension liability	120,000,000		89,000,000
Personal injury claims and other reserves	60,000,000		64,000,000
Other postretirement benefits liability	80,000,000		77,000,000
Environmental and other reserves	173,000,000		171,000,000
Net operating losses and tax credit carryforwards	20,000,000	[5]	19,000,000	[5]
Total deferred income tax assets	453,000,000		420,000,000
Deferred income tax liabilities [Abstract]
Properties	6,946,000,000		6,232,000,000
Pension assets	232,000,000		438,000,000
Other	109,000,000		213,000,000
Total deferred income tax liabilities	7,287,000,000		6,883,000,000
Total net deferred income tax liability	6,834,000,000		6,463,000,000
Total net deferred income tax liability [Abstract]
Domestic	2,841,000,000		2,920,000,000
Foreign	3,993,000,000		3,543,000,000
Total net deferred income tax liability	6,834,000,000		6,463,000,000
Total net deferred income tax liability	6,834,000,000		6,463,000,000
Net current deferred income tax asset	68,000,000		74,000,000
Net noncurrent deferred income tax liability	6,902,000,000		6,537,000,000
Income tax receivable	95,000,000		63,000,000
Net operating losses and tax credit carryforwards, expiration date	between the years 2017 and 2034
Future taxable income to fully realize all of the deferred income tax assets	1,700,000,000
Unrecognized deferred income tax asset on unrealized foreign exchange loss in AOCI	158,000,000		243,000,000
Accrued interest and penalties	6,000,000		5,000,000
Approximate amount of unrecognized tax benefits that may be recognised over the next 12 months as a results of settlements and a lapse of the applicable statute of limitations	(10,000,000)
Reconciliation for unrecognized tax benefits for Domestic and Foreign tax positions: [Roll Forward]
Gross unrecognized tax benefits as at beginning of year	30,000,000		36,000,000		46,000,000
Increases for: [Abstract]
Tax positions related to the current year	3,000,000		2,000,000		1,000,000
Tax positions related to prior years	3,000,000		4,000,000		3,000,000
Decreases for: [Abstract]
Tax positions related to prior years	0		(4,000,000)		0
Settlements	0		(8,000,000)		(13,000,000)
Lapse of the applicable statute of limitations	(1,000,000)		0		(1,000,000)
Gross unrecognized tax benefits at end of year	35,000,000		30,000,000		36,000,000
Adjustments to reflect tax treaties and other arrangements	(6,000,000)		(5,000,000)		(6,000,000)
Net unrecognized tax benefits at end of year	29,000,000		25,000,000		30,000,000
Accrued interests and penalties related to gross unrecognized tax benefits recognized in Income tax expense	1,000,000		2,000,000		3,000,000
Federal Domestic [Member]
Income Tax Returns [Abstract]
Expected completion date of all on-going examinations of the Company's income tax returns by tax authorities	2015
Federal Domestic [Member] | Tax position year one [Member]
Income Tax Returns [Abstract]
Income tax return examination by tax authorities, years under review	2010
Income tax returns subject to examination by tax authorities, years under consideration	2008
Federal Domestic [Member] | Tax position year two [Member]
Income Tax Returns [Abstract]
Income tax return examination by tax authorities, years under review	2011
Income tax returns subject to examination by tax authorities, years under consideration	2009
Federal Domestic [Member] | Tax position year three [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2010
Federal Domestic [Member] | Tax position year four [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2011
Federal Domestic [Member] | Tax position year five [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2012
Federal Domestic [Member] | Tax position year six [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2013
Provincial [Member] | Tax position year one [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2008
Provincial [Member] | Tax position year two [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2009
Provincial [Member] | Tax position year three [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2010
Provincial [Member] | Tax position year four [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2011
Provincial [Member] | Tax position year five [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2012
Provincial [Member] | Tax position year six [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2013
Federal US [Member] | Tax position year one [Member]
Income Tax Returns [Abstract]
Income tax return examination by tax authorities, years under review	2007
Income tax returns subject to examination by tax authorities, years under consideration	2007
Federal US [Member] | Tax position year two [Member]
Income Tax Returns [Abstract]
Income tax return examination by tax authorities, years under review	2008
Income tax returns subject to examination by tax authorities, years under consideration	2008
Federal US [Member] | Tax position year three [Member]
Income Tax Returns [Abstract]
Income tax return examination by tax authorities, years under review	2009
Income tax returns subject to examination by tax authorities, years under consideration	2009
Federal US [Member] | Tax position year four [Member]
Income Tax Returns [Abstract]
Income tax return examination by tax authorities, years under review	2010
Income tax returns subject to examination by tax authorities, years under consideration	2010
Federal US [Member] | Tax position year five [Member]
Income Tax Returns [Abstract]
Income tax return examination by tax authorities, years under review	2011
Income tax returns subject to examination by tax authorities, years under consideration	2011
Federal US [Member] | Tax position year six [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2012
Federal US [Member] | Tax position Year seven [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2013
State [Member] | Tax position year one [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2009
State [Member] | Tax position year two [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2010
State [Member] | Tax position year three [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2011
State [Member] | Tax position year four [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2012
State [Member] | Tax position year five [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2013

[1]	Includes mainly Canadian provincial taxes and U.S. federal and state taxes.
[2]	Includes the net income tax expense resulting from the enactment of provincial and state corporate tax rates.
[3]	Relates to the permanent differences arising from lower capital gain tax rates on the gain on disposal of the Company’s properties in Canada.
[4]	Includes adjustments relating to the resolution of matters pertaining to prior years' income taxes, including net recognized tax benefits, and other items.
[5]	Net operating losses and tax credit carryforwards will expire between the years 2017 and 2034.